UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

306 West 7th Street, Suite 616   Fort Worth TX         76102

(Address of principal executive offices)                     (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code: 817.529.0444

Date of fiscal year end: 10/31/2007

Date of reporting period: 10/31/2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual Report to Shareholders for the period ended October 31, 2007 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, (the “1940 Act”)(17 CFR 270.30e-1) is filed herewith.

ANNUAL REPORT

October 31, 2007

Dear Fellow Shareholder:

I am pleased to present you with this first annual report for the Epiphany Core Equity Fund. From the outset, let me thank each and every one of you for your support of this effort to provide sound investment management that seeks to minimize your material cooperation with business activities and policies that are counter to Catholic social teaching.

Your fund invests in companies with a long track record of success - many are household names. Several have been in business for over 50 years. What makes these stocks different than others? They are not pious. They don’t make religious articles or have Catholic CEOs. Indeed, like every other corporation in America, they are in the business to earn profits for their shareholders. Capitalism is not contrary to social justice. What makes them different is that they go about earning their profits more justly than many other companies.

For the inception period from January 8, 2007 through October 31, 2007, the total return for the Fund was 0.92%*. The total return for the Domini 400 Social Index** during the same period was 8.13%. Certainly, the Fund’s performance has not been as strong as I would have liked. But please know that a significant factor contributing to the relatively modest performance of the Fund was the timing of our initial equity investments. As a new fund, it was not fully invested in equities until late February. Not only did the Fund miss out on potential stock gains between January and February, but our first significant equity investments were made literally one day prior to a significant market downturn at the end of February. Had those investments been made one day later, the Fund’s returns would have been measurably better.

Nevertheless, the Fund did benefit from nice gains (both realized and unrealized) in several stocks from various sectors. Notable return successes have included Packaging Corp. of America, Nucor Corp., Harris Corp., W.W. Grainger and Illinois Tool Works.

As of October 31, 2007, the Fund’s portfolio reflected the following industry weightings:

Retail	10.24%	Storage & Warehousing	3.70%
Food	9.57%	Multimedia	3.69%
Banks	9.42%	Cosmetics	3.52%
Telecommunications	5.07%	Machinery	3.50%
Leisure & Recreation	5.01%	Miscellaneous Manufacturing	2.76%
Electrical Components & Equipment	4.79%	Packaging & Containers	2.61%
Semiconductors	4.65%	Linens	2.55%
Iron & Steel	4.26%	Healthcare Products & Services	2.16%
Oil & Gas	3.81%

The percentages in the above table are based on net assets of the Fund as of October 31, 2007 and are subject to change.

During the period, there were three stocks that we sold as a result of changes in company policy that were counter to the screening criteria of the Fund. We also currently own one stock primarily for the purpose of seeking to influence a policy of that company.

Again, the goal of the Fund is to provide you with competitive investment returns over the long haul while keeping your dollars away from companies that do not reflect your deeply held values. The two goals are by no means mutually exclusive. I am very proud of what we have accomplished together this year and I couldn’t be more excited about what the future holds.

Peace,

/s/ Adam E. Auten
Adam Auten
Portfolio Manager
December 5, 2007

This report is intended for the Fund’s Shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current Fund prospectus.

* The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month end, please call 1-877-977-3747. The Fund imposes a 2.00% redemption fee on shares redeemed within 60 days of purchase.
** The Domini 400 Social Index (“DS400”) by KLD Research & Analytics, Inc. is a float-adjusted market capitalization-weighted common stock index modeled on the S&P 500 Index. The DS400 is the first benchmark for equity portfolios subject to multiple social screens. It is a widely recognized benchmark for measuring the impact of social screening on financial returns and the performance of socially screened portfolios.

Total Fund operating expense ratios as stated in the current Fund prospectus dated January 5, 2007 for the Class N shares were as follows:
Epiphany Core Equity Fund Class N shares, gross of fee waivers or expense reimbursements	2.21%
Epiphany Core Equity Fund Class N shares, after waiver and reimbursement ***	1.50%

*** The Adviser has contractually agreed to waive fees and/or reimburse expenses, but only to the extent necessary to limit Total Annual Fund Operating Expenses, excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests, and extraordinary expenses) to 1.50% of the average daily net assets of the Fund’s Class N shares through December 31, 2007. Total Gross Operating Expenses (Annualized) during the period from January 8, 2007 to October 31, 2007 were 33.92% for the Class N shares. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 4) sections of this report for gross and net expense related disclosure during the period ended October 31, 2007.

EPIPHANY FUNDS	ANNUAL REPORT

Information About Your Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fee imposed by the Fund for certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 made on 04/30/07 and held for the entire period of 04/30/07 through 10/31/07.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 04/30/07). You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 04/30/07 through 10/31/07
Actual Fund Return (in parentheses)	Beginning Account Value 04/30/07	Ending Account Value 10/31/07	Expenses Paid During Period*
Epiphany Core Equity Fund Class N (+0.45%)	$1,000.00	$1,004.50	$7.58
Hypothetical 5% Fund Return
Epiphany Core Equity Fund Class N	$1,000.00	$1,017.64	$7.63

*Expenses are equal to the Fund’s annualized expense ratio of 1.50% for the Epiphany Core Equity Fund Class N shares, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 877-977-3747. Please read it carefully before you invest or send money.

EPIPHANY FUNDS	ANNUAL REPORT

COMPARISON OF A $10,000 INVESTMENT IN THE EPIPHANY CORE EQUITY FUND AND THE DOMINI 400 SOCIAL INDEX

Average Annual Total Return

Commencement of Operations
through October 31, 2007(2)
Domini 400 Social Index	8.13%
Epiphany Core Equity Fund(1)	0.92%

(1)	Epiphany Core Equity Fund No-Load Class shares commenced operations on January 8, 2007.
(2)	Returns shown are aggregate total returns, not annualized.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month end, please call 1-877-977-3747. The Fund imposes a 2.00% redemption fee on shares redeemed within 60 days of purchase.

The above graph depicts the performance of the Epiphany Core Equity Fund versus the Domini 400 Social Index. The Domini 400 Social Index (“DS400”) by KLD Research & Analytics, Inc. is a float-adjusted market capitalization-weighted common stock index modeled on the S&P 500 Index. The DS400 is the first benchmark for equity portfolios subject to multiple social screens. It is a widely recognized benchmark for measuring the impact of social screening on financial returns and the performance of socially screened portfolios. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the DS400 Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Epiphany Core Equity Fund, which will not invest in certain securities comprising this index.

EPIPHANY FUNDS
EPIPHANY CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
October 31, 2007	ANNUAL REPORT

	Shares	Value
COMMON STOCK - (81.31%)

BANKS - (9.42%)
BB&T Corp.	951	$35,158
Cascade Bancorp	1,780	34,247
Comerica, Inc.	920	42,946
		112,351

CONTAINERS - (2.61%)
Packaging Corp. of America	980	31,203

COSMETICS - (3.52%)
Colgate-Palmolive Co.	550	41,948

ELECTRICAL COMPONENTS & EQUIPMENT - (4.79%)
Encore Wire Corp.	2,720	57,120

FOOD - (9.57%)
H.J. Heinz Co.	670	31,343
Kellogg Co.	660	34,841
SYSCO Corp.	1,400	48,006
		114,190

HEALTHCARE PRODUCTS & SERVICES - (2.16%)
Aetna, Inc.	460	25,838

IRON & STEEL - (4.26%)
Nucor Corp.	820	50,856

LEISURE TIME - (5.01%)
Harley-Davidson, Inc.	1,160	59,740

LINEN SUPPLY - (2.55%)
Cintas Corp.	830	30,378

MACHINERY - CONSTRUCTION & MINING - (3.50%)
Caterpillar, Inc.	560	41,782

MULTIMEDIA - (3.69%)
McGraw-Hill Cos., Inc.	880	44,035

MISCELLANEOUS MANUFACTURING - (2.76%)
Teleflex, Inc.	450	32,944

OIL & GAS - (3.81%)
RPC, Inc.	4,070	45,503

RETAIL - (10.24%)
Lowe's Cos., Inc.	1,694	45,552
Target Corp.	730	44,793
TJX Cos., Inc.	1,100	31,823
		122,168

SEMICONDUCTORS - (4.65%)
Linear Technology Corp.	1,680	55,474

STORAGE & WAREHOUSING - (3.70%)
Mobile Mini, Inc. *	2,460	44,108

TELECOMMUNICATIONS - (5.07%)
Harris Corp.	1,000	60,560

TOTAL COMMON STOCK (Cost $1,000,162) - (81.31%)		970,198

SHORT-TERM INVESTMENTS - (9.62%)
Huntington National Bank Money Market IV, 4.05% ** (Cost $114,809)	114,809	114,809

TOTAL INVESTMENTS (Cost $1,114,971) - 90.93%		$1,085,007

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 9.07%		108,231

NET ASSETS - 100%		$1,193,238

* Non-income producing security.
** Variable rate security, rate shown represents the rate at October 31, 2007, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES - October 31, 2007

Epiphany Core Equity Fund
Assets:
Investments, at market (identified cost $1,114,971)	$1,085,007
Due from adviser	25,751
Receivables:
Dividends and interest	1,819
Fund shares sold	95,760
Prepaid expenses	8,981
Total assets	1,217,318

Liabilities:
Payables:
Accrued 12b-1 fees	139
Due to administrator	3,583
Accrued expenses	20,358
Total liabilities	24,080

Net Assets	$1,193,238

Sources of Net Assets:
Paid-in capital	$1,208,383
Undistributed net investment income	832
Accumulated net realized gain on investments	13,987
Net unrealized depreciation on investments	(29,964)

Total Net Assets	$1,193,238

Net Asset Value and Offering Price Per Share
(118,777 shares of beneficial interest issued and
outstanding, unlimited shares authorized)	$10.05

Redemption Price Per Share *	$9.85

*A redemption fee of 2.00% is imposed in the event of certain redemption transactions within sixty days following such investments.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
ANNUAL REPORT

STATEMENT OF OPERATIONS

Epiphany Core Equity Fund *

For the Period
Ended
October 31, 2007
Investment Income:
Dividends from money market funds	$3,180
Dividends from equities	6,630
Total investment income	9,810

Expenses:
Management fees	3,328
Distribution (12b-1) fees	1,109
Legal fees	32,139
Accounting and transfer agent fees and expenses	30,865
Reports to shareholders	16,771
Compliance officer fees	13,839
Audit fees	12,900
Trustee fees and expenses	10,000
Registration fees	6,759
Insurance	5,909
SEC Filing Fees	5,516
Miscellaneous expense	5,465
Custodian fees	4,229
Pricing fees	1,698
Total expenses	150,527
Less: fees waived and expenses absorbed	(143,872)
Net expenses	6,655

Net investment income	3,155

Realized and unrealized gain (loss) on investments:
Net realized gain on investments	13,987
Net change in unrealized depreciation on investments	(29,964)
Net loss on investments	(15,977)

Net decrease in net assets resulting from operations	$(12,822)

* The Epiphany Core Equity Fund commenced operations on January 8, 2007.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
ANNUAL REPORT

STATEMENT OF CHANGES IN NET ASSETS

Epiphany Core Equity Fund *

For the Period
Ended
October 31, 2007

Operations:
Net investment income	$3,155
Net realized gain on investments	13,987
Net change in unrealized depreciation on investments	(29,964)
Net decrease in net assets resulting from operations	(12,822)

Distributions to shareholders from:
Net investment income	(2,323)

Capital share transactions (Note 2):
Increase in net assets from Fund share transactions	1,108,383

Increase in net assets	1,093,238

Net Assets:
Beginning of period	100,000

End of period (Including Undistributed Net Investment Income of $832)	$1,193,238

* The Epiphany Core Equity Fund commenced operations on January 8, 2007.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS
ANNUAL REPORT

FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

Epiphany Core Equity Fund*

For the Period
Ended
October 31, 2007

Net Asset Value, Beginning of Period	$10.00

Investment Operations:
Net investment income [1]	0.06
Net realized and unrealized gain on investments	0.03
Total from investment operations	0.09

Distributions from:
Net investment income	(0.04)

Net Asset Value, End of Period	$10.05

Total Return [2]	0.92%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$1,193

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	33.92%[3]
After fees waived and expenses absorbed	1.50%[3]

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(31.71)%[3]
After fees waived and expenses absorbed	0.71%[3]

Portfolio turnover rate	116%

* The Epiphany Core Equity Fund commenced operations on January 8, 2007.
[1] Per share amounts were calculated using the average shares method.
[2] Aggregate total return, not annualized. Represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
[3] Annualized.

The accompanying notes are an integral part of these financial statements.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS

October 31, 2007	ANNUAL REPORT

(1)    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Epiphany Funds (the "Trust") was organized as an Ohio Business Trust on September 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series. The sole authorized series of the Trust is the Epiphany Core Equity Fund (the “Fund”). The Fund became effective with the SEC on January 5, 2007 and commenced operations on January 8, 2007. The Fund is registered to offer three classes shares, Class N, Class A and Class C. However, only Class N shares are outstanding in the Fund as there have been no purchases of Class A or Class C shares. Each class differs as to sales and redemption charges, minimum investment amounts and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances. The Fund is diversified. The Fund’s investment objective is to seek long-term growth of capital from investments in companies whose business activities and practices are consistent with fundamental Christian moral and ethical principles. The investment adviser to the Fund is Trinity Fiduciary Partners LLC (the “Adviser”).

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

a)     Investment Valuation—The net asset value per share of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day when the New York Stock Exchange is open for trading. Assets for which market quotations are available are valued as follows: (a) securities that are traded on any stock exchange are generally valued at the last quoted sale price, or, if there were no sales on that day, at its last reported bid price; (b) securities traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price; (c) fixed income securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities; (d) short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees of the Trust (the “Board”) has determined represents fair value. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. At October 31, 2007, no securities were valued by the Adviser.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

b)    Federal Income Tax—The Trust intends to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

c)    Distribution to Shareholders—Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

d)    Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

e)    Other—Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2007	ANNUAL REPORT

(1)   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

f)    Redemption fees—Shareholders that redeem shares within 60 days of purchase will be assessed a redemption fee of 2.00% of the amount redeemed. The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund. There were no redemption fees paid to the Fund for the period January 8, 2007 through October 31, 2007.

(2)   CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Epiphany Core Equity Fund Class N for the period from January 8, 2007 to October 31, 2007 were as follows:

(3)   INVESTMENT TRANSACTIONS

For the period from January 8, 2007 to October 31, 2007, aggregate purchases and sales of investment securities (excluding short-term investments) for the Epiphany Core Equity Fund were as follows:

Purchases	Sales
$1,565,251	$579,076

There were no government securities purchased or sold during the period.

(4)   ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Trinity Fiduciary Partners LLC (the "Adviser") acts as investment adviser for the Fund pursuant to the terms of the Management Agreement (the "Management Agreement"). Under the terms of the Management Agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. As compensation for its services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 0.75% of the average daily net assets of the Fund. For the period from January 8, 2007 to October 31, 2007, the Fund incurred $3,328 of management fees, before the waiver and reimbursement described below, with $0 remaining payable at October 31, 2007.

The Adviser has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage fees and commissions; borrowing costs, such as interest; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses) at 1.50% of the Fund's average daily net assets through December 31, 2007. Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense is incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at that time. For the period from January 8, 2007 to October 31, 2007, the Adviser waived management fees of $3,328 and reimbursed $140,544 of Fund expenses.

A Trustee of the Trust is the Chief Executive Officer of the Adviser.

The Trust has entered into an Investment Company Services Agreement (the "Services Agreement") with Matrix Capital Group, Inc. (“Matrix” or “Administator”). Pursuant to the Services Agreement, Matrix provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, dividend disbursing, transfer agent and registrar services. For these services to the Trust, the Fund pays Matrix the greater of $9 per active shareholder account per year or a minimum fee of $625 per month plus the greater of $17,500 per year or an asset based fee of 0.07% of the Fund’s first $25 million in assets, 0.06% on assets in excess $25 million to $50 million, 0.04% on assets in excess of $50 million to $100 million and 0.02% on assets in excess of $100 million. For the period from January 8, 2007 to October 31, 2007, Matrix earned $30,865 for such services including out of pocket expenses, with $2,083 remaining payable at October 31, 2007.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2007	ANNUAL REPORT

(4)   ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

Pursuant to the Services Agreement, Matrix will provide chief compliance officer services to the Fund. For these services Matrix will receive $18,000 per year per series. For the period from January 8, 2007 to October 31, 2007, Matrix earned $13,839 of compliance fees, with $1,500 remaining payable at October 31, 2007.

Matrix also acts as Distributor of the Trust’s shares. Shares of the Fund are offered to the public on a continuous basis, but the Trust reserves the right to discontinue offering shares of the Fund at any time.

Certain officers of the Fund are officers and/or employees of Matrix.

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act, pursuant to which the Fund may pay to the Adviser a fee for certain distribution and promotion expenses related to marketing shares of the Fund of up to 0.25% per annum based on average daily net assets of the Class N and Class A shares and up to 1.00% for Class C shares. Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan. For the period from January 8, 2007 to October 31, 2007, the Fund incurred $1,109 of 12b-1 fees.

(5)    TAX MATTERS

For Federal income tax purposes, the cost of investments owned at October 31, 2007 was $1,120,303.

The difference between book basis and tax-basis cost and unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

During the period from January 8, 2007 to October 31, 2007, the Fund distributed ordinary income in the amount of $2,323.

As of October 31, 2007, the components of distributable earnings presented on an income tax basis were as follows:

Gross Unrealized Appreciation	25,373
Gross Unrealized Depreciation	(60,669)
Net Unrealized Depreciation	$(35,296)
Undistributed Ordinary Income	20,151
Distributable Earnings, Net	$(15,145)

(6)   NEW ACCOUNTING PRONOUNCEMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 - Accounting for Uncertainty in Income Taxes, on January 8, 2007. FASB Interpretation No. 48 requires that the tax effects of certain tax positions be recognized. These tax provisions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

EPIPHANY FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

October 31, 2007	ANNUAL REPORT

(6)   NEW ACCOUNTING PRONOUNCEMENTS (continued)

In September 2006, FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157 “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

(7)    BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2007, Charles Schwab & Co., Inc. held 30.48% of Epiphany Core Equity Fund Class N shares in an omnibus account for the sole benefit of their customers.

(8)   SUBSEQUENT EVENTS - CHANGE IN CONTROL OF ADVISER

On December 5, 2007, an investor acquired 33% of the membership interests of the Adviser, which may be deemed a “change in control” of the Adviser under the 1940 Act. As required under the 1940 Act, the original Management Agreement (the “Original Agreement”) provided for automatic termination upon its assignment, including a change of control at the Adviser. In anticipation of the change in ownership of the Adviser, the Board of Trustees of the Trust approved, at a regular meeting of the Board on May 8, 2007, an Interim Management Agreement between the Adviser and the Trust, as permitted by 1940 Act rules. The Interim Management Agreement was effective on December 5, 2007 and remains in effect for 150 days or until a new Management Agreement is approved at a special meeting of shareholders to be held in 2008. The Interim Management Agreement and the proposed new Management Agreement are similar in all material respects to the Original Agreement, including the use of the same fee schedule.

Additional Information (Unaudited)

Reference is made to the Prospectus and the Statement of Additional Information for descriptions of the Management Agreement, Services Agreement and Distribution (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to the Fund’s portfolio securities is available without charge, upon request, by calling 817-529-0444; and on the Commission’s website at http://www.sec.gov.

The Fund filed Form N-PX in August 2007, which describes how the Adviser has voted on all such Fund proxies during the 12-month period ending June 30, 2007. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 817-529-0444; and on the Commission’s website at http://www.sec.gov.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
of Epiphany Funds

We have audited the accompanying statement of assets and liabilities of the Epiphany Core Equity Fund (the “Fund”), a series of Epiphany Funds, including the schedule of investments as of October 31, 2007 and the related statements of operations, change in net assets and financial highlights for the period January 8, 2007 (commencement of investment operations) through October 31, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities and cash owned as of October 31, 2007, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Epiphany Core Equity Fund (the “Fund”), a series of Epiphany Funds, as of October 31, 2007, the results of it’s operations and changes in it’s net assets and the financial highlights for the period indicated therein in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania	Sanville & Company
December 14, 2007

TRUSTEES AND OFFICERS (Unaudited)
Name, Address and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Disinterested Trustees
Ralph McCloud Jr. 2412 Annglen Fort Worth, Texas 76119 Age: 53	Trustee	Indefinite/ December 1, 2006 - present	Division Director, Diocese of Fort Worth, since 1993.	1	None
Robert J. Mitchell 306 W. 7th Street Suite 888 Fort Worth, Texas 76102 Age: 60	Trustee	Indefinite/ December 1, 2006 - present	Board Member, Partners in Health, a hospital foundation, since 2003. Board Member, E. Technos, software administration, since 2004.	1	Principal, Board Member, Mitchell & Moroneso IS, Inc.
William Reichenstein Baylor University Hankamer School of Business Waco, Texas 76798-8004 Age: 55	Trustee	Indefinite/ December 1, 2006 - present	Professor of Investments, Baylor University, since 1990.	1	Independent Director, CM Advisors Family of Funds
Interested Trustees and Officers
Samuel J. Saladino III* 306 W. 7th Street Suite 616 Fort Worth, TX 76102 Age: 34	President and Chairman and Trustee	Indefinite/ December 1, 2006 - present (Trustee since September 27, 2006)	Chief Executive Officer, Trinity Fiduciary Partners, LLC, investment adviser, since 2005. Owner, Ameriprise, financial planning, 1995-2004.	1	None
David F. Ganley 630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA 19090 Age: 60	Chief Compliance Officer and Secretary	Indefinite/ December 1, 2006 - present
Senior Vice President, Matrix Capital Group, Inc., financial services, since 2005. Secretary and Treasurer, Catalyst Funds, mutual fund, since 7/2006. Chief Compliance Officer, The USX China Fund, mutual fund, since 2005. Chief Compliance Officer, The Blue and White Fund, mutual fund, 2004 -1/2006. Financial Principal, Shipley Raidy Capital Partners, broker/ dealer 2001-2005. President, Treasurer and Director, InCap Securities, Inc., broker/ dealer 2001- 2005. Financial Principal, Prisol Securities Inc., broker-dealer, 2001-2005.
Chief Administrative Officer, InCap Service Company, financial services, 2001-2004.
				N/A	N/A
Larry E. Beaver, Jr. 630 Fitzwatertown Road Building A, 2nd Floor Willow Grove, PA 19090 Age: 38	Chief Financial Officer and Treasurer	Indefinite/ November 2007 - present
Director of Fund Accounting & Administration, Matrix Capital Group, February 2005 to present; Fund Accounting Manager, InCap Service Co., May 2003 to January 2005; Fund Accounting Supervisor, Declaration Group/InCap Service Co., October 2001 to April 2003.
				N/A	N/A
* Samuel J. Saladino III is deemed an interested trustee because he is an officer of the Trust and Chief Executive Officer of the Fund’s investment advisor.

Epiphany Funds
306 West 7th Street
Suite 616
Fort Worth, TX 76102

INVESTMENT ADVISER
Trinity Fiduciary Partners LLC
306 West 7th Street
Suite 616
Fort Worth, TX 76102

ADMINISTRATOR & TRANSFER AGENT
Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
335 Madison Avenue
11th Floor
New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA 19001

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut Street
14th Floor
Cincinnati, OH 45202-4089

CUSTODIAN BANK
Huntington Bancshares, Inc.
7 Easton Oval
Columbus, OH 43219

ITEM 2.	CODE OF ETHICS.

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. A copy of the code is attached;

During the period covered by this report, there were no amendments to any provision of the code of ethics; and
During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of trustees has determined that Robert J. Mitchell, a member of the registrant’s board of trustees and audit committee, qualifies as an audit committee financial expert. Mr. Mitchell is “independent” as that term is defined in paragraph (a) (2) of this item’s instructions.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $10,000.00 and $0.00 for the fiscal years ended October 31, 2007 and 2006, respectively.

(b)
Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)
Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were$1,200.00and $0 for the fiscal years ended October 31, 2007 and 2006, respectively.

(d)
All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2007 and 2006 respectively.

(e)(1)
The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended October 31, 2007 are disclosed in (b)-(d) above. This is the fund’s initial financial report so no information is available for 2006. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable at this time.

ITEM 6.	SCHEDULE OF INVESTMENT
Included in Annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable Fund is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable Fund is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMETN INVESTMENT AFFILIATED PURCHASERS
Not applicable Fund is an open-end management investment company.

ITEM 10.	SUMBISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant’s principal executive and principal financial officers has concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)There were so significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.	EXHIBITS
(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached
(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.
(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Epiphany Funds

/s/ Samuel J. Saladino, III
By Samuel J. Saladino, III, President
Date: January 2, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the Following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Samuel J. Saladino, III
By Samuel J. Saladino, III, President
Date: January 2, 2008

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr., Treasurer
Date: January 2, 2008